Subsequent Events	12 Months Ended
Aug. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

On October 2, 2017, the Company issued a total of 82,000 shares of Class A common stock to 4 individuals associated with the Company’s law firm for legal services rendered.

In September 2017, Nova entered into two lease agreements for office space in Shenzhen China. The first lease provides for monthly rent of RMB 12,353 or approximately $1,875 per month, and expires September 2020. The second lease provides for monthly rent of RMB 8,964 or approximately $1,320 per month and expires September 2019.